SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The Consolidated Financial Statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Other financial investments or contractual interests that lack the characteristics of a voting interest entity, which are commonly referred to as variable interest entities, are evaluated by the Company to determine if the entity has the power to direct business activities and, therefore, would be considered a controlling interest that the Company would have to consolidate. Based on those evaluations, NJR has determined that it does not have any investments in variable interest entities as of September 30, 2020, 2019 and 2018.

Investments in entities over which the Company does not have a controlling financial interest are either accounted for under the equity method or cost method of accounting.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make estimates that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingencies during the reporting period. On a quarterly basis or more frequently whenever events or changes in circumstances indicate a need, the Company evaluates its estimates, including those related to the calculation of the fair value of derivative instruments, debt, equity method investments, unbilled revenues, allowance for doubtful accounts, provisions for depreciation and amortization, long-lived assets, regulatory assets and liabilities, income taxes, pensions and other postemployment benefits, contingencies related to environmental matters and litigation. ARO are evaluated as often as needed. The Company’s estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

The Company has legal, regulatory and environmental proceedings during the normal course of business that can result in loss contingencies. When evaluating the potential for a loss, a reserve is established if a loss is probable and can be reasonably estimated. Where the information is sufficient only to establish a range of probable liability, and no point within the range is more likely than any other, a reserve is established at the lower end of the range. In the normal course of business, estimated amounts are subsequently adjusted to actual results that may differ from estimates.
In March 2020, COVID-19 was declared a pandemic by the World Health Organization and the Centers for Disease Control and Prevention and has spread globally, including throughout the U.S.. The Company’s Consolidated Financial Statements reflect estimates and assumptions made by management that affect the reported amounts of assets and liabilities at the balance sheet date and reported amounts of revenue and expenses during the reporting periods presented. The Company considered the impacts of COVID-19 on the assumptions and estimates used and determined that there have been no material adverse impacts on the Company’s results of operations as of September 30, 2020.
Acquisitions
Acquisitions

The Company follows the guidance in ASC 805, Business Combinations, for determining the appropriate accounting treatment for acquisitions. ASU No. 2017-01, Clarifying the Definition of a Business, provides an initial fair value screen to determine if substantially all of the fair value of the assets acquired is concentrated in a single asset or group of similar assets. If the initial screening test is not met, the set is considered a business based on whether there are inputs and substantive processes in place. Based on the results of this analysis and conclusion on an acquisition’s classification of a business combination or an asset acquisition, the accounting treatment is derived.

If the acquisition is deemed to be a business, the acquisition method of accounting is applied. Identifiable assets acquired and liabilities assumed at the acquisition date are recorded at fair value. If the transaction is deemed to be an asset purchase, the cost accumulation and allocation model is used whereby the assets and liabilities are recorded based on the purchase price and allocated to the individual assets and liabilities based on relative fair values.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates and the number of years on which to base the cash flow projections, as well as other assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates based on the risk inherent in the acquired assets and related cash flows. The valuation of an acquired business is based on available information at the acquisition date and assumptions that are believed to be reasonable. However, a change in facts and circumstances as of the acquisition date can result in subsequent adjustments during the measurement period, but no later than one year from the acquisition date. See Note 19. Acquisitions and Dispositions for further information.

Revenues
Revenues

Revenues from the sale of natural gas to NJNG customers are recognized in the period that natural gas is delivered and consumed by customers, including an estimate for unbilled revenue. Natural gas sales to individual customers are based on meter readings, which are performed on a systematic basis throughout the month. At the end of each month, the amount of natural gas delivered to each customer after the last meter reading through the end of the respective accounting period is estimated, and recognizes unbilled revenues related to these amounts. The unbilled revenue estimates are based on estimated customer usage by customer type, weather effects, unaccounted-for natural gas and the most current tariff rates.

Clean Energy Ventures recognizes revenue for SRECs when transferred to counterparties. SRECs are physically delivered through the transfer of certificates as per contractual settlement schedules. The Clean Energy Act of 2018 established guidelines for the closure of the SREC registration program to new applicants in New Jersey. The SREC program officially closed to new qualified solar projects on April 30, 2020.

In December 2019, the BPU established the TREC as the successor to the SREC program. TRECs provide a fixed compensation base multiplied by an assigned project factor in order to determine their value. The project factor is determined by the type and location of the project, as defined. All TRECs generated are required to be purchased monthly by a TREC program administrator as appointed by the BPU.

In June 2020, Clean Energy Ventures began generating TRECs for qualified new residential and commercial solar projects placed into service following the close of the SREC program. TREC revenue is recognized when generated and transferred monthly based upon metered solar electricity activity.

Revenues for Energy Services are recognized when the natural gas is physically delivered to the customer. In addition, changes in the fair value of derivatives that economically hedge the forecasted sales of the natural gas are recognized in operating revenues as they occur, as noted above. Energy Services also recognizes changes in the fair value of SREC derivative contracts as a component of operating revenues.
Our Storage and Transportation segment generates revenues from firm storage contracts and transportation contracts, related usage fees and hub services for the use of storage space, injections and withdrawals from their natural gas storage facility and the delivery of natural gas to customers. Demand fees are recognized as revenue over the term of the related agreement while usage fees and hub services revenues are recognized as services are performed.Revenues from all other activities are recorded in the period during which products or services are delivered and accepted by customers, or over the related contractual term.
Natural Gas Purchases
Natural Gas Purchases

NJNG’s tariff includes a component for BGSS, which is designed to allow it to recover the cost of natural gas through rates charged to its customers and is typically revised on an annual basis. As part of computing its BGSS rate, NJNG projects its cost of natural gas, net of supplier refunds, the impact of hedging activities and cost savings created by BGSS incentive programs. NJNG subsequently recovers or credits the difference, if any, of actual costs compared with those included in current rates. Any underrecoveries or overrecoveries are either credited to customers or deferred and, subject to BPU approval, reflected in the BGSS rates in subsequent years.

Natural gas purchases at Energy Services are composed of natural gas costs to be paid upon completion of a variety of transactions, as well as realized gains and losses from settled derivative instruments and unrealized gains and losses on the change in fair value of derivative instruments that have not yet settled. Changes in the fair value of derivatives that economically hedge the forecasted purchases of natural gas are recognized in natural gas purchases as they occur.

Demand Fees
Demand Fees

For the purpose of securing storage and pipeline capacity in support of their respective businesses, the Energy Services and Natural Gas Distribution segments enter into storage and pipeline capacity contracts, which require the payment of associated demand fees and charges that allow them access to a high priority of service in order to maintain the ability to access storage or pipeline capacity during a fixed time period, which generally ranges from one to 10 years. Many of these demand fees and charges are based on established tariff rates as established and regulated by FERC. These charges represent commitments to pay storage providers and pipeline companies for the priority right to transport and/or store natural gas utilizing their respective assets.

The following table summarizes the demand charges, which are net of capacity releases, and are included as a component of natural gas purchases on the Consolidated Statements of Operations for the fiscal years ended September 30:

(Millions)	2020	2019	2018
Energy Services	$121.8	$120.4	$153.0
Natural Gas Distribution	131.9	119.1	92.5
Total	$253.7	$239.5	$245.5

Energy Services expenses demand charges over the term of the service being provided.

The Natural Gas Distribution segment’s costs associated with demand charges are included in its weighted average cost of natural gas. The demand charges are expensed based on NJNG’s BGSS sales and recovered as part of its natural gas commodity component of its BGSS tariff.

Operations and Maintenance Expenses
Operations and Maintenance Expenses

Operations and maintenance expenses include operations and maintenance salaries and benefits, materials and supplies, usage of vehicles, tools and equipment, payments to contractors, utility plant maintenance, amortization of software costs for unregulated entities, customer service, professional fees and other outside services, insurance expense, accretion of cost of removal for future retirements of utility assets and other administrative expenses and are expensed as incurred.

Stock Based Compensation	Stock-Based CompensationStock-based compensation represents costs related to stock-based awards granted to employees and members of NJR’s Board of Directors. NJR recognizes stock-based compensation based upon the estimated fair value of awards. The recognition period for these costs begins at either the applicable service inception date or grant date and continues throughout the requisite service period. The related compensation cost is recognized as O&M expense on the Consolidated Statements of Operations.
Sales Tax Accounting
Sales Tax Accounting

As a result of the adoption of ASC 606, Revenue from Contracts with Customers, as of October 1, 2018, the Company excludes from the transaction price all sales taxes that are assessed by a governmental authority and therefore presents sales tax on a net basis in operating revenues on the Consolidated Statements of Operations. Prior to October 1, 2018, sales tax was presented in both operating revenues and operating expenses.

Income Taxes
Income Taxes

The Company computes income taxes using the asset and liability method, whereby deferred income taxes are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. See Note 13. Income Taxes. In addition, the Company evaluates its tax positions to determine the appropriate accounting and recognition of future obligations associated with unrecognized tax benefits.

The Company invests in property that qualifies for federal ITCs and utilizes the ITCs, as allowed, based on the cost and life of the assets. ITCs at NJNG are deferred and amortized as a reduction to the tax provision over the average lives of the related equipment in accordance with regulatory treatment. ITCs at the unregulated subsidiaries of NJR are recognized as a reduction to the carrying value of the related asset when placed in service. ITCs are recognized in earnings as a reduction to depreciation expense over the productive life of the related property.

Projects placed in service through December 31, 2019, qualified for a 30-percent federal ITC. The credit declines to 26 percent for property under construction during 2020, 22 percent for property under construction during 2021 and 10 percent for any property that is under construction before 2022. The Company has taken steps to preserve the ITC at the higher rate for certain solar projects that are completed after the scheduled reduction in rates, in accordance with IRS guidance on safe harbor determination.

Investments in Equity Investees
Investments in Equity Investees

The Company accounts for its investments in Steckman Ridge and PennEast using the equity method of accounting where it is not the primary beneficiary, as defined under ASC 810, Consolidation, its respective ownership interests are 50 percent or less and/or it has significant influence over operating and management decisions. The Company’s share of earnings is recognized as equity in earnings of affiliates on the Consolidated Statements of Operations.

Equity method investments are reviewed for impairment when changes in facts and circumstances indicate that the current fair value may be less than the asset’s carrying amount. If the Company determines the decline in the value of its equity method investment is other than temporary, an impairment charge is recorded in an amount equal to the excess of the carrying value of the asset over its fair value.

Property Plant and Equipment
Property Plant and Equipment

Property, plant and equipment is stated at original cost. Costs include direct labor, materials and third-party construction contractor costs, capitalized interest and certain indirect costs related to equipment and employees engaged in construction. Utility plant and nonutility plant for Adelphia Gateway also includes AFUDC. Upon retirement, the cost of depreciable property, plus removal costs less salvage, is charged to accumulated depreciation with no gain or loss recorded.
Depreciation is computed on a straight-line basis over the useful life of the assets for our nonutility entities, and using rates based on the estimated average lives of the various classes of depreciable property for NJNG.
Capitalized and Deferred Interest
Capitalized and Deferred Interest

NJNG’s base rates include the ability to recover AFUDC on its construction work in progress. For all NJNG construction projects, an incremental cost of equity is recoverable during periods when NJNG’s short-term debt balances are lower than its construction work in progress. For more information on AFUDC treatment with respect to certain accelerated infrastructure projects, see Note 4. Regulation - Infrastructure Programs.

Capitalized amounts associated with the debt and equity components of NJNG’s AFUDC are recorded in utility plant on the Consolidated Balance Sheets. Corresponding amounts for the debt component are recognized in interest expense and in other income for the equity component on the Consolidated Statements of Operations.

Adelphia Gateway’s base rates include the ability to recover AFUDC on its construction work in progress. Beginning in the fourth quarter of fiscal 2020, capitalized amounts associated with Adelphia Gateway’s AFUDC are recorded in nonutility plant on the Consolidated Balance Sheets. Corresponding amounts are recorded in other income on the Consolidated Statements of Operations.
Clean Energy Ventures capitalizes interest on the allocation of the costs of debt borrowed for the financing of solar investments. Capitalized amounts are included in nonutility plant and equipment on the Consolidated Balance Sheets.
Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and temporary investments with maturities of three months or less, and excludes restricted cash related to escrow balances for utility plant projects, which is recorded in other noncurrent assets on the Consolidated Balance Sheets.

Loans Receivable
Loans Receivable

NJNG currently provides loans, with terms ranging from 2 to 10 years, to customers that elect to purchase and install certain energy-efficient equipment in accordance with its BPU-approved SAVEGREEN program. The loans are recognized at fair value on the Consolidated Balance Sheets. The Company recorded $13.7 million and $12.4 million in other current assets and $35.3 million and $38.8 million in other noncurrent assets as of September 30, 2020 and 2019, respectively, on the Consolidated Balance Sheets, related to the loans. If NJNG determines a loan is impaired, the basis of the loan would be subject to regulatory review for recovery. As of September 30, 2020 and 2019, the Company has not recorded any impairments for SAVEGREEN loans.

Regulatory Assets & Liabilities
Regulatory Assets & Liabilities

Under cost-based regulation, regulated utility enterprises generally are permitted to recover their operating expenses and earn a reasonable rate of return on their utility investment.

Our Natural Gas Distribution segment maintains its accounts in accordance with the FERC Uniform System of Accounts as prescribed by the BPU and in accordance with the ASC 980, Regulated Operations. As a result of the impact of the ratemaking process and regulatory actions of the BPU, NJNG is required to recognize the economic effects of rate regulation. Accordingly, NJNG capitalizes or defers certain costs that are expected to be recovered from its customers as regulatory assets and recognizes certain obligations representing probable future expenditures as regulatory liabilities on the Consolidated Balance Sheets. See Note 4. Regulation for a more detailed description of NJNG’s regulatory assets and liabilities.

In January 2020, NJR acquired Adelphia Gateway an existing 84-mile pipeline in southeastern Pennsylvania, which maintains its accounts in accordance with the FERC Uniform System of Accounts and in accordance with the ASC 980, Regulated Operations. Accordingly, Adelphia Gateway capitalizes or defers certain costs that are expected to be recovered from its customers as regulatory assets and recognizes certain obligations representing probable future expenditures as regulatory liabilities on the Consolidated Balance Sheets. See Note 4. Regulation for a more detailed description of Adelphia Gateway’s regulatory assets and liabilities.

Natural Gas in Storage	Natural Gas in StorageNatural gas in storage is reflected at average cost on the Consolidated Balance Sheets and represents natural gas and LNG that will be utilized in the ordinary course of business.
Derivative Instruments
Derivative Instruments

The Company accounts for its financial instruments, such as futures, options, foreign exchange contracts and interest rate contracts, as well as its physical commodity contracts related to the purchase and sale of natural gas at Energy Services, as derivatives, and therefore recognizes them at fair value on the Consolidated Balance Sheets. The Company’s unregulated subsidiaries record changes in the fair value of their financial commodity derivatives in natural gas purchases and changes in the fair value of their physical forward contracts in natural gas purchases or operating revenues, as appropriate, on the Consolidated Statements of Operations. Ineffective portions of the cash flow hedges are recognized immediately in earnings.

The ASC 815, Derivatives and Hedging also provides for a NPNS scope exception for qualifying physical commodity contracts for which physical delivery is probable and the quantities delivered are expected to be used or sold over a reasonable period of time in the normal course of business. Effective January 1, 2016, the Company prospectively applies this normal scope exception on a case-by-case basis to physical commodity contracts at NJNG and PPAs at Clean Energy Ventures. When applied, it does not account for these contracts until the contract settles and the related underlying natural gas or power is delivered. Gains and/or losses on NJNG’s derivatives used to economically hedge its regulated natural gas supply obligations, as well as its exposure to interest rate variability, are recoverable through its BGSS, a component of its tariff. Accordingly, the offset to the change in fair value of these derivatives is recorded as a regulatory asset or liability on the Consolidated Balance Sheets. See Note 5. Derivative Instruments for additional details regarding natural gas trading and hedging activities.

Fair values of exchange-traded instruments, including futures and swaps, are based on unadjusted, quoted prices in active markets. The Company’s non-exchange-traded financial instruments, foreign currency derivatives, over-the-counter physical commodity contracts at Energy Services and interest rate contracts are valued using observable, quoted prices for similar or identical assets when available. In establishing the fair value of contracts for which a quoted basis price is not available at the measurement date, management utilizes available market data and pricing models to estimate fair values. Fair values are subject to change in the near term and reflect management’s best estimate based on a variety of factors. Estimating fair values of instruments that do not have quoted market prices requires management’s judgment in determining amounts that could reasonably be expected to be received from, or paid to, a third party in settlement of the instruments. These amounts could be materially different from amounts that might be realized in an actual sale transaction.

During fiscal 2020, the Company entered into treasury lock transactions to fix the benchmark treasury rate associated with debt issuances for NJNG and NJR that occurred during the fiscal year. Settlement of the NJNG treasury locks resulted in a loss, which was recorded as a component of regulatory assets on the Consolidated Balance Sheets and will be amortized in earnings over the term of the debt as a component of interest expense on the Consolidated Statements of Operations. NJR designated its treasury lock contracts as cash flow hedges, therefore, changes in fair value of the effective portion of the hedges were recorded in OCI. Settlement of the treasury locks resulted in a loss, which was recorded within OCI and will be amortized in earnings over the life of the debt as a component of interest expense on the Consolidated Statements of Operations. Amounts recognized in interest expense for NJNG and NJR related to the amortization of the loss on treasury lock transactions totaled $50,000 and $108,000, respectively, as of September 30, 2020.
The Company is subject primarily to commodity price risk due to fluctuations in the market price of natural gas, SRECs and electricity. To manage this risk, the Company enters into a variety of derivative instruments including, but not limited to, futures contracts, physical forward contracts, financial options and swaps to economically hedge the commodity price risk associated with its existing and anticipated commitments to purchase and sell natural gas, SRECs and electricity. In addition, the Company is exposed to foreign currency and interest rate risk and may utilize foreign currency derivatives to hedge Canadian dollar denominated natural gas purchases and/or sales and interest rate derivatives to reduce exposure to fluctuations in interest rates. All of these types of contracts are accounted for as derivatives, unless the Company elects NPNS, which is done on a contract-by-contract election. Accordingly, all of the financial and certain of the Company's physical derivative instruments are recorded at fair value on the Consolidated Balance Sheets. For a more detailed discussion of the Company’s fair value measurement policies and level disclosures associated with the Company’s derivative instruments, see Note 6. Fair Value.

Energy Services

Energy Services chooses not to designate its financial commodity and physical forward commodity derivatives as accounting hedges or to elect NPNS. The changes in the fair value of these derivatives are recorded as a component of natural gas purchases or operating revenues, as appropriate for Energy Services, on the Consolidated Statements of Operations as unrealized gains or losses. For Energy Services at settlement, realized gains and losses on all financial derivative instruments are recognized as a component of natural gas purchases and realized gains and losses on all physical derivatives follow the presentation of the related unrealized gains and losses as a component of either natural gas purchases or operating revenues.

Energy Services also enters into natural gas transactions in Canada and, consequently, is exposed to fluctuations in the value of Canadian currency relative to the U.S. dollar. Energy Services may utilize foreign currency derivatives to lock in the exchange rates associated with natural gas transactions denominated in Canadian currency. The derivatives may include currency forwards, futures or swaps and are accounted for as derivatives. These derivatives are typically used to hedge demand fee payments on pipeline capacity, storage and natural gas purchase agreements.

As a result of Energy Services entering into transactions to borrow natural gas, commonly referred to as “park and loans,” an embedded derivative is recognized relating to differences between the fair value of the amount borrowed and the fair value of the amount that will ultimately be repaid, based on changes in the forward price for natural gas prices at the borrowed location over the contract term. This embedded derivative is accounted for as a forward sale in the month in which the repayment of the borrowed natural gas is expected to occur, and is considered a derivative transaction that is recorded at fair value on the Consolidated Balance Sheets, with changes in value recognized in current-period earnings.
Expected production of SRECs is hedged through the use of forward and futures contracts. All contracts require the Company to physically deliver SRECs through the transfer of certificates as per contractual settlement schedules. Energy Services recognizes changes in the fair value of these derivatives as a component of operating revenues. Upon settlement of the contract, the related revenue is recognized when the SREC is transferred to the counterparty.

Natural Gas Distribution

NJNG’s physical and financial commodity derivatives, except for those designated as NPNS, are recognized at fair value on the Consolidated Balance Sheets. Because NJNG recovers these amounts through future BGSS rates as increases or decreases to the cost of natural gas in NJNG’s tariff for gas service, the changes in fair value of these contracts are deferred as a component of regulatory assets or liabilities on the Consolidated Balance Sheets. Effective January 1, 2016, the Company prospectively applies the NPNS scope exception on a case-by-case basis to certain qualifying physical commodity contracts. Contracts that are designated as NPNS are recognized in regulatory assets or liabilities on the Consolidated Balances Sheets upon settlement. The average cost of natural gas is charged to expense in the current-period earnings based on the BGSS factor times the therm sales.

Software Costs	Software CostsThe Company capitalizes certain costs, such as software design and configuration, coding, testing and installation, that are incurred to purchase or create and implement computer software for internal use. Capitalized costs include external costs of materials and services utilized in developing or obtaining internal-use software and payroll and payroll-related costs for employees who are directly associated with and devote time to the internal-use software project. Maintenance costs are expensed as incurred. Upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality. Amortization is recorded on the straight-line basis over the estimated useful lives of the respective software.
Investments in Equity Securities
Investments in Equity Securities

Investments in equity securities were carried at fair value on the Consolidated Balance Sheets. For the fiscal year ended September 30, 2018, total unrealized gains and losses associated with equity securities were included as a part of accumulated other comprehensive income, a component of common stock equity, and reclassifications of realized gains or losses out of other comprehensive income into earnings were recorded in other income, net on the Consolidated Statements of Operations, based on average cost. On October 1, 2018, the Company adopted ASU No. 2016-01, an amendment to ASC 825, Financial Instruments. As a result, both realized and unrealized gains and losses were recorded in other income, net on the Consolidated Statements of Operations, based on average cost.

Intangible Assets and Long-Lived Assets
Intangible Assets

Finite-lived intangible assets are stated at cost less accumulated amortization. The Company amortizes intangible assets based upon the pattern in which the economic benefits are consumed over the life of the asset unless a pattern cannot be reliably determined, in which case the Company uses a straight-line amortization method. As of September 30, 2020, intangible assets consist primarily of acquired wholesale natural gas energy contracts totaling $10 million. The wholesale natural gas contracts are being amortized based upon expected cash flows over the respective terms of the agreements.

The estimated future amortization expense as of September 30, is as follows:

(Thousands)
2021	$5,101
2022	$2,611
2023	$2,271
2024	$77

Long-lived Assets

The Company reviews the recoverability of long-lived assets and finite-lived intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable, such as significant adverse changes in regulation, business climate or market conditions, including prolonged periods of adverse commodity and capacity prices. If there are changes indicating that the carrying value of such assets may not be recoverable, an undiscounted cash flows test is performed. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized by reducing the recorded value of the asset to its fair value. Factors that the Company analyzes in determining whether an impairment in its long-lived assets exists include: a significant decrease in the market price of a long-lived asset; a significant adverse change in the extent in which a long-lived asset is being used in its physical condition; legal proceedings or other contributing factors; significant business climate changes; accumulations of costs in significant excess of the amounts expected; a current-period operating or cash flow loss combined with a history of such events; and current expectations that more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its estimated useful life. During fiscal 2020 and 2019, there were no events or circumstances that indicated that the carrying value of long-lived assets or finite-lived intangibles were not recoverable.

Debt Issuance Costs
Debt Issuance Costs

Debt issuance costs are capitalized and amortized as interest expense on a basis which approximates the effective interest method over the term of the related debt. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt. See Note 9. Debt for the total unamortized debt issuance costs that are recorded as a reduction to long-term debt on the Consolidated Balance Sheets.

Sale Leasebacks
Sale Leasebacks

NJNG utilizes sale leaseback arrangements as a financing mechanism to fund certain of its capital expenditures related to natural gas meters, whereby the physical asset is sold concurrent with an agreement to lease the asset back. These agreements include options to renew the lease or repurchase the asset at the end of the term. Proceeds from sale leaseback transactions are accounted for as financing arrangements and are included in long-term debt on the Consolidated Balance Sheets. During fiscal 2020 and 2019, NJNG received $4 million and $9.9 million, respectively, in connection with the sale leaseback of its natural gas meters with terms ranging from seven to 11 years.

In addition, for certain of its commercial solar energy projects, the Company enters into lease agreements that provide for the sale of commercial solar energy assets to third parties and the concurrent leaseback of the assets. For sale leaseback transactions where the Company has concluded that the terms of the arrangement does not qualify as a sale as the Company retains control of the underlying assets and, as such, the Company uses the financing method to account for the transaction. Under the financing method, the Company recognizes the proceeds received from the buyer-lessor that constitute a payment to acquire the solar energy asset as a financing arrangement, which is recorded as a component of debt on the Consolidated Balance Sheets.

During fiscal 2020 and 2018, Clean Energy Ventures received proceeds of $42.9 million and $71.5 million, respectively, in connection with the failed sale leaseback of commercial solar assets. The proceeds received were recognized as a financing obligation on the Consolidated Balance Sheets. Clean Energy Ventures did not enter into any sale leaseback transactions for its commercial solar assets during fiscal 2019. Clean Energy Ventures simultaneously entered into agreements to lease the assets back over a term of five- to 15-years. The Company continues to operate the solar assets and is responsible for related expenses and entitled to retain the revenue generated from SRECs and energy sales. The ITCs and other tax benefits associated with these solar projects transfer to the buyer; however, the payments are structured so that Clean Energy Ventures is compensated for the transfer of the related tax attributes. Accordingly, Clean Energy Ventures recognizes the equivalent value of the tax attributes in other income on the Consolidated Statements of Operations over the respective five-year ITC recapture periods, starting with the second year of the lease.

Environmental Contingencies
Environmental Contingencies

Loss contingencies are recorded as liabilities when it is probable a liability has been incurred and the amount of the loss is reasonably estimable in accordance with accounting standards for contingencies. Estimating probable losses requires an analysis of uncertainties that often depend upon judgments about potential actions by third parties. Accruals for loss contingencies are recorded based on an analysis of potential results.

With respect to environmental liabilities and related costs, NJNG periodically, and at least annually, performs an environmental review of the MGP sites, including a review of potential liability for investigation and remedial action. NJNG’s estimate of these liabilities is based upon known facts, existing technology and enacted laws and regulations in place when the review was completed. Where it is probable that costs will be incurred, and the information is sufficient to establish a range of possible liability, NJNG accrues the most likely amount in the range. If no point within the range is more likely than the other, it is NJNG’s policy to accrue the lower end of the range. The actual costs to be incurred by NJNG are dependent upon several factors, including final determination of remedial action, changing technologies and governmental regulations, the ultimate ability of other responsible parties to pay and any insurance recoveries. NJNG will continue to seek recovery of MGP-related costs through the RAC. If any future regulatory position indicates that the recovery of such costs is not probable, the related non-recoverable costs would be charged to income in the period of such determination. See Note 15. Commitments and Contingent Liabilities for more details.

Pension and Postemployment Plans
Pension and Postemployment Plans

The Company has two noncontributory defined pension plans covering eligible employees, including officers. Benefits are based on each employee’s years of service and compensation. The Company’s funding policy is to contribute annually to these plans at least the minimum amount required under the Employee Retirement Income Security Act, as amended, and not more than can be deducted for federal income tax purposes. Plan assets consist of equity securities, fixed-income securities and short-term investments. The Company did not make any discretionary contributions to the pension plans in fiscal 2020, 2019 and 2018, respectively.
The Company also provides two primarily noncontributory medical and life insurance plans for eligible retirees and dependents. Medical benefits, which make up the largest component of the plans, are based upon an age and years-of-service vesting schedule and other plan provisions. Funding of these benefits is made primarily into Voluntary Employee Beneficiary Association trust funds.
Asset Retirement Obligations
Asset Retirement Obligations

The Company recognizes ARO related to the costs associated with cutting and capping NJNG’s main and service natural gas distribution mains, which is required by New Jersey law when taking such natural gas distribution mains out of service. The Company also recognizes ARO associated with Clean Energy Ventures’ solar assets when there are decommissioning provisions in lease agreements that require removal of the asset at the end of the lease term.

ARO are initially recognized when the legal obligation to retire an asset has been incurred and a reasonable estimate of fair value can be made. The discounted fair value is recognized as an ARO liability with a corresponding amount capitalized as part of the carrying cost of the underlying asset. The obligation is subsequently accreted to the future value of the expected retirement cost and the corresponding asset retirement cost is depreciated over the life of the related asset. Accretion expense associated with Clean Energy Ventures’ ARO is recognized as a component of operations and maintenance expense on the Consolidated Statements of Operations. Accretion amounts associated with NJNG’s ARO are recognized as part of its depreciation expense and the corresponding regulatory asset and liability will be shown gross on the Consolidated Balance Sheets.

Estimating future removal costs requires management to make significant judgments because most of the removal obligations span long time frames and removal may be conditioned upon future events. Asset removal technologies are also constantly changing, which makes it difficult to estimate removal costs. Accordingly, inherent in the estimate of ARO are various assumptions including the ultimate settlement date, expected cash outflows, inflation rates, credit-adjusted risk-free rates and consideration of potential outcomes where settlement of the ARO can be conditioned upon events. In the latter case, the Company develops possible retirement scenarios and assigns probabilities based on management’s reasonable judgment and knowledge of industry practice. Accordingly, ARO are subject to change.

Foreign Currency Transactions
Foreign Currency Transactions

The market area of Energy Services includes Canadian delivery points and as a result, Energy Services incurs certain natural gas commodity costs and demand fees denominated in Canadian dollars. Gains or losses that occur as a result of these foreign currency transactions are reported as a component of natural gas purchases on the Consolidated Statements of Operations. Gains and losses recognized for the fiscal years ended September 30, 2020, 2019 and 2018, are considered immaterial.

Reclassification
Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. Amounts related to energy and other taxes have been reclassified to O&M on the Consolidated Statements of Operations. Software costs previously recorded in other non-current assets have been reclassified to utility plant and software costs, and prepaid expenses previously recorded in other current assets have been reclassified on the Consolidated Balance Sheets. Certain amounts related to software costs previously reported in cash flows from operating activities have been reclassified to cash flows used in investing activities and prepaid expenses were reclassified within working capital on the Consolidated Statements of Cash Flows.

Change in Accounting Policy

Effective October 1, 2020, the Company changed its method of accounting for ITCs at Clean Energy Ventures from the flow through method to the deferral method. Prior to the change, the Company recognized ITCs as a reduction of income tax expense in the period that the qualified solar energy property to which it relates was placed in service. Effective with the accounting change, the Company records ITCs as a reduction to the carrying value of the related asset when placed in service and recognizes ITCs in earnings as a reduction to depreciation expense over the productive life of the related property. The deferral method is considered the preferred method per the authoritative guidance as described in ASC 740 - Income Taxes. The change to the deferral method is also consistent with the application of authoritative accounting guidance throughout other reporting segments and promotes proper matching of the benefits of the recognition of the ITC with the expected use of the asset.

The Company applied the change in accounting method retrospectively to all prior periods presented.
The impact of the change in accounting policy on the Unaudited Condensed Consolidated Statements of Operations during the fiscal years ended September 30, 2020, 2019 and 2018 are as follows:

(Thousands)	As Previously	Effect of	As
September 30, 2020	Reported	Change	Adjusted
Depreciation and amortization	$119,894	(12,526)	$107,368
Total operating expenses	$1,737,285	(12,526)	$1,724,759
Operating income	$216,383	12,526	$228,909
Income before income taxes and equity in earnings of affiliates	$172,664	12,526	$185,190
Income tax (benefit) expense	$(6,944)	43,438	$36,494
Net income	$193,919	(30,912)	$163,007
Weighted average shares outstanding
Diluted	95,107	(4)	95,103
Earnings per common share
Basic	$2.05	(0.33)	$1.72
Diluted	$2.04	(0.33)	$1.71
September 30, 2019
Depreciation and amortization	$91,730	(10,621)	$81,109
Total operating expenses	$2,438,110	(10,621)	$2,427,489
Operating income	$153,935	10,621	$164,556
Income before income taxes and equity in earnings of affiliates	$118,126	10,621	$128,747
Income tax (benefit) expense	$(37,751)	56,191	$18,440
Net income	$169,505	(45,570)	$123,935
Weighted average shares outstanding
Diluted	89,616	(20)	89,596
Earnings per common share
Basic	$1.90	(0.51)	$1.39
Diluted	$1.89	(0.51)	$1.38
September 30, 2018
Depreciation and amortization	$85,701	(9,130)	$76,571
Total operating expenses	$2,715,227	(9,130)	$2,706,097
Operating income	$199,882	9,130	$209,012
Income before income taxes and equity in earnings of affiliates	$166,643	9,130	$175,773
Income tax benefit	$(53,785)	11,553	$(42,232)
Net income	$233,436	(2,423)	$231,013
Earnings per common share
Basic	$2.66	(0.03)	$2.63
Diluted	$2.64	(0.02)	$2.62
The cumulative effect of the change in accounting policy on the Unaudited Condensed Consolidated Balance Sheets as of September 30, 2020 and 2019 are as follows:

(Thousands)	As Previously	Effect of	As
September 30, 2020	Reported	Change	Adjusted
Assets
Nonutility plant and equipment, at cost	$1,430,723	(322,211)	$1,108,512
Accumulated depreciation and amortization, nonutility plant and equipment	$(202,507)	61,945	$(140,562)
Property, plant and equipment, net	$3,983,035	(260,266)	$3,722,769
Other noncurrent assets	$78,716	6,941	$85,657
Total noncurrent assets	$964,435	6,941	$971,376
Total assets	$5,569,802	(253,325)	$5,316,477
Capitalization
Retained earnings	$1,148,297	(200,796)	$947,501
Common stock equity	$1,844,692	(200,796)	$1,643,896
Total capitalization	$4,104,158	(200,796)	$3,903,362
Liabilities
Deferred income taxes	$190,610	(52,529)	$138,081
Total noncurrent liabilities	$931,922	(52,529)	$879,393
Total capitalization and liabilities	$5,569,802	(253,325)	$5,316,477
September 30, 2019
Assets
Nonutility plant and equipment, at cost	$861,904	(285,730)	$576,174
Accumulated depreciation and amortization, nonutility plant and equipment	$(156,033)	49,419	$(106,614)
Property, plant and equipment, net	$3,045,944	(236,311)	$2,809,633
Other noncurrent assets	$94,791	21,268	$116,059
Total noncurrent assets	$815,435	21,268	$836,703
Total assets	$4,372,985	(215,043)	$4,157,942
Capitalization
Retained earnings	$1,075,960	(169,884)	$906,076
Common stock equity	$1,551,717	(169,884)	$1,381,833
Total capitalization	$3,088,894	(169,884)	$2,919,010
Liabilities
Deferred income taxes	$190,663	(45,159)	$145,504
Total noncurrent liabilities	$837,714	(45,159)	$792,555
Total capitalization and liabilities	$4,372,985	(215,043)	$4,157,942

The impact of the change in accounting policy on the Unaudited Condensed Consolidated Statements of Cash Flows as of September 30, 2020, 2019 and 2018 are as follow:

(Thousands)	As Previously	Effect of	As
September 30, 2020	Reported	Change	Adjusted
Depreciation and amortization	$119,894	(12,526)	$107,368
Deferred income taxes	$(9,092)	43,438	$34,346
September 30, 2019
Depreciation and amortization	$91,730	(10,621)	$81,109
Deferred income taxes	$(59,013)	56,191	$(2,822)
September 30, 2018
Depreciation and amortization	$85,701	(9,130)	$76,571
Deferred income taxes	$15,590	11,553	$27,143
The impact of the change in accounting policy on the Unaudited Condensed Consolidated Statements of Common Stock Equity as of September 30, 2020, 2019 and 2018 are as follows:

	As Previously	Effect of	As
(Thousands)	Reported	Change	Adjusted
Retained Earnings
Balance at September 30, 2017	$867,984	(121,891)	$746,093
Net Income	$233,436	(2,423)	$231,013
Balance at September 30, 2018	$1,007,117	(124,314)	$882,803
Net Income	$169,505	(45,570)	$123,935
Balance at September 30, 2019	$1,075,960	(169,884)	$906,076
Net Income	$193,919	(30,912)	$163,007
Balance at September 30, 2020	$1,148,297	(200,796)	$947,501
Total Common stock equity
Balance at September 30, 2017	$1,236,643	(121,891)	$1,114,752
Net Income	$233,436	(2,423)	$231,013
Balance at September 30, 2018	$1,418,978	(124,314)	$1,294,664
Net Income	$169,505	(45,570)	$123,935
Balance at September 30, 2019	$1,551,717	(169,884)	$1,381,833
Net Income	$193,919	(30,912)	$163,007
Balance at September 30, 2020	$1,844,692	(200,796)	$1,643,896

Recent Updates to the Accounting Standards Codification
Recently Adopted Updates to the Accounting Standards Codification

Leases

In February 2016, the FASB issued ASU No. 2016-02, an amendment to ASC 842, Leases, which, along with other ASU's containing minor amendments and technical corrections, provides for a comprehensive overhaul of the lease accounting model and changes the definition of a lease within the accounting literature. Under the new standard, all leases with an original term greater than one year are recorded on the balance sheet with a lessee recognizing a lease liability reflecting its obligation under the lease agreement and a right-of-use asset representing its right to use the leased asset over the lease term. The subsequent measurement of the lease depends on whether the lease is classified as an operating lease (resulting in the recognition of a straight-line lease cost) or a finance lease (resulting in the recognition of interest and asset amortization expense). Additional disclosures are required to provide transparency as to the amount, timing and uncertainty of cash flows arising from leasing activities.
In January 2018, the FASB issued ASU No. 2018-01, a further amendment to ASC 842, Leases, which was introduced by ASU No. 2016-02, as discussed above. This update provides an optional practical expedient that allows companies to not evaluate existing or expired land easements that were not previously accounted for under Topic 840 as leases as of October 1, 2019. The Company adopted this practical expedient. In July 2018, the FASB issued ASU No. 2018-11, which provides an optional transition method to ASC 842 that allows the Company to apply the new lease accounting requirements as of the effective date of the new standard, with the comparative periods remaining under the legacy ASC 840 requirements with a cumulative effect adjustment, if any, being made to the opening balance of retained earnings in the period of adoption. The Company elected this transition method and did not have any cumulative impact to the opening balance of retained earnings.

The Company elected various practical expedients permitted by ASC 842. This includes the package of practical expedients whereby the Company was not required to reassess all of its leases identified, lease classifications and initial direct costs associated with leases. The Company also elected to not separate nonlease components from lease components for certain classes of leases, such as office buildings, solar land leases and office equipment, and elected to exclude short-term leases from the recognition requirements of ASC 842 for all classes of assets. The Company adopted ASC 842 and all related amendments on October 1, 2019, using the modified retrospective transition method.

The Company’s lease agreements primarily consist of commercial solar land leases, storage and capacity leases, equipment and real property leases, including land and office facility leases and office equipment and the sale leaseback of its natural gas meters. The total right-of-use assets and operating lease liabilities recorded upon adoption were $67.1 million. Upon the acquisition of Leaf River, on October 11, 2019, the Company adopted ASC 842 for Leaf River which resulted in the recognition of an additional right-of-use asset and lease liability of $21.6 million.
Derivatives and Hedging

In August 2017, the FASB issued ASU No. 2017-12, an amendment to ASC 815, Derivatives and Hedging, which, along with other ASU's containing minor amendments and technical corrections, is intended to make targeted improvements to the accounting for hedging activities by better aligning an entity’s risk management activities and financial reporting for hedging relationships. These amendments modify the accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. Additionally, the amendments are intended to simplify the application of the hedge accounting guidance and provide relief to companies by easing certain hedge documentation requirements. The Company adopted this guidance on October 1, 2019. As October 1, 2019, the Company did not apply hedge accounting to its risk management activities, therefore the amendments did not have an impact on its financial position, results of operations or cash flows.

In October 2018, the FASB issued ASU No. 2018-16, an amendment to ASC 815, Derivatives and Hedging, which permits the use of the Overnight Index Swap rate based on the Secured Overnight Financing Rate as an additional acceptable U.S. benchmark interest rate for hedge accounting purposes. The Company adopted this guidance on October 1, 2019. As the Company did not apply hedge accounting to any of its risk management activities as of October 1, 2019, the amendments did not have an impact on its financial position, results of operations or cash flows.

Stock Compensation

In June 2018, the FASB issued ASU No. 2018-07, an amendment to ASC 718, Compensation - Stock Compensation, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. The Company adopted this guidance on October 1, 2019. There was no impact to the Company's financial position, results of operations or cash flows.

Financial Instruments

In March 2020, the FASB issued ASU No. 2020-03, Codification Improvements to Financial Instruments. This accounting standard provides clarification of guidance for financial instruments and makes narrow scope amendments related to various issues. The Company adopted this standard effective upon issuance. There was no impact to the Company's financial position, results of operations or cash flows as a result of its adoption.

Reference Rate Reform

In March 2020, the FASB issued ASU No. 2020-04, an amendment to ASC 848, Reference Rate Reform, which provides relief for companies preparing for discontinuation of interest rates such as LIBOR. The amendments in this update provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and are effective upon the ASU issuance through December 31, 2022. There was no impact to the Company's financial position, results of operations or cash flows as a result of its adoption.

Other Recent Updates to the Accounting Standards Codification

Financial Instruments

In June 2016, the FASB issued ASU No. 2016-13, an amendment to ASC 326, Financial Instruments - Credit Losses, which changes the impairment model for certain financial assets that have a contractual right to receive cash, including trade and loan receivables. The new model requires recognition based upon an estimation of expected credit losses rather than recognition of losses when it is probable that they have been incurred. An entity will apply the amendment through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company assessed the impact of the guidance on NJR's reserve methodologies and credit policies and procedures for any assets that could be impacted, noting the majority of NJR's financial assets are short-term in nature, such as trade receivables and unbilled revenues.

The Company completed its evaluation of ASU No. 2016-13 and subsequent amendments related to this topic and adopted this new guidance beginning October 1, 2020, using the modified retrospective method. The adoption did not result in a cumulative effect adjustment to retained earnings and did not have a material impact to our consolidated financial statements.

If implementation resulted in a material impact to amounts associated with NJNG accounts receivable and unbilled revenue within the scope of the new standard and that were considered incremental costs caused by COVID-19, the Company could elect to defer those costs as a regulatory asset in accordance with the July 2, 2020 BPU order which authorized New Jersey utilities to create a regulatory asset for incremental COVID-19 related costs. See Note 4. Regulation for further detail.

Fair Value

In August 2018, the FASB issued ASU No. 2018-13, an amendment to ASC 820, Fair Value Measurement, which removes, modifies and adds to certain disclosure requirements of fair value measurements. Disclosure requirements removed include the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. Modifications include considerations around the requirement to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse. The additions include the requirement to disclose changes in unrealized gains and losses for the period in other comprehensive income for recurring Level 3 fair value measurements held and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for the Company beginning October 1, 2020, with early adoption permitted. Upon adoption, the amendments will be applied on a prospective or retrospective basis depending on the specific amendments’ transition requirements. The Company is currently evaluating the impact of the adoption of this ASU but does not expect that its pending adoption will have a material effect on its consolidated financial statements. The Company does not have either Level 3 fair value measurements or transfers between Level 1 or Level 2 in its current portfolios, and therefore, does not expect this ASU to have an impact on the Company's financial statements and disclosures.

Compensation - Retirement Benefits

In August 2018, the FASB issued ASU No. 2018-14, an amendment to ASC 715, Compensation - Retirement Benefits, which removes disclosures that no longer are considered cost-beneficial, clarifies the specific requirements of certain disclosures and adds new disclosure requirements identified as relevant. The guidance is effective for the Company beginning October 1, 2021, with early adoption permitted. Upon adoption, the amended presentation and disclosure guidance will be applied on a retrospective basis. The Company is continuing to evaluate the amendment to fully understand the impact on the Company's disclosures upon adoption but it is not expecting this ASU to materially affect the financial statements and disclosures.

Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, an amendment to ASC 740, Income Taxes, which is intended to simplify the accounting for income taxes and changes the accounting for certain income tax transactions, among other minor improvements. The guidance is effective for the Company beginning October 1, 2021, with early adoption permitted. Upon adoption, the amendments will be applied on a prospective basis. The Company is currently evaluating the amendments to understand the impact on its financial position, results of operations, cash flows and disclosures upon adoption.

Investments - Equity Method and Derivatives and Hedging

In January 2020, the FASB issued ASU No. 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The update states that an entity is required to evaluate observable transactions that necessitate applying or discontinuing the equity method of accounting, when applying the measurement alternative in Topic 321. This evaluation occurs prior to applying or upon ceasing the equity method. The update also states that when applying paragraph 815-10-15-141(a) for forward contracts and purchased options, an entity is not required to assess whether the underlying securities will be accounted for under the equity method in accordance with Topic 323 or fair value method under Topic 825 upon settlement or exercise. The guidance is effective for the Company beginning October 1, 2021, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this ASU but does not expect that its pending adoption will have a material effect on its consolidated financial statements.

Fair Value Hierarchy
Fair Value Hierarchy

The Company applies fair value measurement guidance to its financial assets and liabilities, as appropriate, which include financial derivatives and physical commodity contracts qualifying as derivatives, available for sale securities and other financial assets and liabilities. In addition, authoritative accounting literature prescribes the use of a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value based on the source of the data used to develop the price inputs.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to inputs that are based on unobservable market data and includes the following:

Level 1Unadjusted quoted prices for identical assets or liabilities in active markets. The Company’s Level 1 assets and liabilities include exchange traded natural gas futures and options contracts, listed equities and money market funds. Exchange traded futures and options contracts include all energy contracts traded on the NYMEX, CME and ICE that the Company refers to internally as basis swaps, fixed swaps, futures and financial options that are cleared through a FCM.

Level 2Other significant observable inputs, such as interest rates or price data, including both commodity and basis pricing that is observed either directly or indirectly from publications or pricing services. The Company’s Level 2 assets and liabilities include over-the-counter physical forward commodity contracts and swap contracts, SREC forward sales or derivatives that are initially valued using observable quotes and are subsequently adjusted to include time value, credit risk or estimated transport pricing components for which no basis price is available. Level 2 financial derivatives consist of transactions with non-FCM counterparties (basis swaps, fixed swaps and/or options). Inputs are verifiable and do not require significant management judgment. For some physical commodity contracts, the Company utilizes transportation tariff rates that are publicly available and that it considers to be observable inputs that are equivalent to market data received from an independent source. There are no significant judgments or adjustments applied to the transportation tariff inputs and no market perspective is required. Even if the transportation tariff input were considered to be a “model,” it would still be considered to be a Level 2 input as the data is:

•widely accepted and public;
•non-proprietary and sourced from an independent third party; and
•observable and published.

These additional adjustments are generally not considered to be significant to the ultimate recognized values.

Level 3Inputs derived from a significant amount of unobservable market data. These include the Company’s best estimate of fair value and are derived primarily through the use of internal valuation methodologies.

Financial derivative portfolios of NJNG and Energy Services consist mainly of futures, options and swaps. The Company primarily uses the market approach and its policy is to use actively quoted market prices when available. The principal market for its derivative transactions is the natural gas wholesale market; therefore, the primary sources for its price inputs are CME, NYMEX and ICE. Energy Services uses Platts and Natural Gas Exchange for Canadian delivery points. However, Energy Services also engages in transactions that result in transporting natural gas to delivery points for which there is no actively quoted market price. In most instances, the transportation cost to the final delivery location is not significant to the overall valuation. If required, Energy Services’ policy is to use the best information available to determine fair value based on internal pricing models, which would include estimates extrapolated from broker quotes or other pricing services.
The Company also has other financial assets that include listed equities, mutual funds and money market funds for which there are active exchange quotes available.

When the Company determines fair values, measurements are adjusted, as needed, for credit risk associated with its counterparties, as well as its own credit risk. The Company determines these adjustments by using historical default probabilities that correspond to the applicable S&P issuer ratings, while also taking into consideration collateral and netting arrangements that serve to mitigate risk.

Lessee Accounting
Lessee Accounting

The Company determines if an arrangement is a lease at inception based on whether the Company has the right to control the use of an identified asset, the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset and accounts for leases in accordance with ASC 842, Leases. Right-of-use assets represent the Company’s right to use the underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Right-of-use assets and leased liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, including payments at commencement that depend on an index or rate. The Company’s land leases and office equipment leases in which the Company is the lessee do not have a readily determinable implicit rate, so an incremental borrowing rate, based on the information available at the lease commencement date, is utilized to determine the present value of lease payments. When a secured borrowing rate is not readily available, unsecured borrowing rates are adjusted for the effects of collateral to determine the incremental borrowing rate. The Company uses the implicit rate for agreements in which it is a lessor. The Company has not entered into any material agreements in which it is a lessor. Lease expense and lease income are recognized on a straight-line basis over the lease term for operating leases. For more information on the adoption of ASC 842, Leases, see Note 2. Summary of Significant Accounting Policies.

The Company’s lease agreements primarily consist of commercial solar land leases, storage and capacity leases, equipment and real property, including land and office facilities, office equipment and the sale leaseback of its natural gas meters.

Certain leases contain escalation provisions for inflation metrics. The storage leases contain a variable payment component that relates to the change in the inflation metrics that are not known past the current payment period. These variable components of these lease payments are excluded from the lease payments that are used to determine the related right-of-use asset and lease liability. The variable portion of these leases are recognized as leasing expenses when they are incurred. The capacity lease payments are fully variable and based on the amount of natural gas stored in the storage caverns.

The Company’s solar land lease terms are primarily between 15 and 35 years, which includes options to extend the terms for multiple additional 5 to 10 years each. The Company’s office leases vary in duration, ranging from 1 to 25 years and may or may not include extension or early purchase options. The majority of the Company’s meter leases are for terms of 7 years with purchase options available prior to the end of the 7 year term. Equipment leases include general office equipment that also vary in duration, most are for a term of 5 years. The Company's storage and capacity leases have assumed terms of 50 years to coincide with the expected useful lives of the cavern assets with which the leases are associated. The Company's lease terms may include options to extend, purchase the leased asset or terminate a lease and they are included in the lease liability calculation when it is reasonably certain that those options will be exercised. The expense related to the leases subject to the short-term lease recognition exemption are recognized on a straight-line basis, with such amounts disclosed in the financial statement notes below.

The Company has lease agreements with lease and nonlease components and has elected the practical expedient to combine lease and nonlease components for certain classes of leases, such as office buildings, solar land leases and office equipment. Variable payments are not significant to the Company. The Company’s lease agreements do not contain any material residual value guarantees, material restrictions or material covenants. There are no material lease transactions with related parties.